SAFE Notes - Additional Information (Detail) - USD ($)		1 Months Ended	5 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 27, 2024	Dec. 31, 2023	May 31, 2024	May 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025
Simple Agreement For Future Equity Note [Line Items]
Preferred Stock, Value, Issued						$ 0	$ 0
ColdQuanta Inc dba Infleqtion [Member]
Simple Agreement For Future Equity Note [Line Items]
Proceeds from Issuance or Sale of Equity		$ 1,400,000	$ 22,600,000	$ 24,000,000
Aggregate face amount of simple agreement for future equity note	$ 24,000,000
Fair value of simple agreement for future equity note	26,400,000
Loss recognised on simple agreement for future equity note	1,900,000				$ 400	$ 2,400,000
ColdQuanta Inc dba Infleqtion [Member] | Series C1 Convertible Redeemable Preferred Stock [Member]
Simple Agreement For Future Equity Note [Line Items]
Preferred Stock, Value, Issued	$ 22,869,771